LONG-TERM DEBT - Components of Long-Term Debt - 10K (Details) - USD ($) $ in Millions				3 Months Ended	12 Months Ended
	Apr. 09, 2016	Feb. 29, 2016	Mar. 12, 2015	Mar. 31, 2015	Dec. 31, 2015		Jun. 30, 2016	Dec. 31, 2014	Feb. 08, 2013
Debt Instrument [Line Items]
Total long-term debt, net of discounts					$ 1,813.7		$ 1,790.4	$ 1,863.9
Less current portion					(30.0)	[1]	(6.8)	(31.5)
Long-term debt					1,783.7	[1]	1,783.6	1,832.4
Long-term Debt, Other Disclosures [Abstract]
Scheduled principal payments					30.0
Amended Term Loan Facility [Member]
Long-term Debt, Other Disclosures [Abstract]
Repayment of debt		$ 23.2	$ 24.6
Acquisition Term Loan [Member]
Debt Instrument [Line Items]
Term loan facility					662.1		648.5
Long-term Debt, Other Disclosures [Abstract]
Repayment of debt		11.7		$ 12.5
Scheduled principal payments		6.8		1.8	6.8			6.9
2011 Term Loan [Member]
Debt Instrument [Line Items]
Term loan facility					658.5		648.2
Long-term Debt, Other Disclosures [Abstract]
Repayment of debt		$ 11.5		$ 12.1
Amended Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving credit facility					0.0		0.0	0.0
5 3/4% Senior Notes Due 2021 [Member]
Debt Instrument [Line Items]
Senior notes					$ 492.5		$ 493.1	$ 500.0
Long-term Debt, Other Disclosures [Abstract]
Stated interest rate					5.75%		5.75%	5.75%	5.75%
Spanish Government Loan Due 2025 [Member]
Debt Instrument [Line Items]
Term loan facility					$ 0.6		$ 0.6	$ 0.7
Amended Term Loan Facility [Member] | Acquisition Term Loan [Member]
Debt Instrument [Line Items]
Term loan facility					672.5			691.6
Amended Term Loan Facility [Member] | 2011 Term Loan [Member]
Debt Instrument [Line Items]
Term loan facility					660.6			$ 671.6
Scenario, Forecast [Member] | 2011 Term Loan [Member]
Long-term Debt, Other Disclosures [Abstract]
Repayment of debt	$ 23.2
Scenario, Forecast [Member] | Amended Term Loan Facility [Member]
Long-term Debt, Other Disclosures [Abstract]
Repayment of debt					23.2
Previously Reported [Member]
Debt Instrument [Line Items]
Total long-term debt, net of discounts					1,833.7
Long-term debt					1,803.7
Previously Reported [Member] | 5 3/4% Senior Notes Due 2021 [Member]
Debt Instrument [Line Items]
Senior notes					$ 500.0

[1]	Adjusted as a result of the adoption of certain accounting pronouncements beginning on January 1, 2016. See Note 1, "Description of Business and Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements" for details of these adjustments.